Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Selling, general and admininistrative	$ 9,506	$ 76,920
Total operating expenses	9,506	76,920
Income (loss) from operations	(9,506)	(76,920)
OTHER INCOME
Interest income	0	2,823
Net income (loss) from continuing operations	(9,506)	(74,097)
Net income (loss) from discontinued operations	0	(115,264)
Income (Loss) from write-off of note receivable	(252,823)	0
Net income (loss)	$ (262,329)	$ (189,361)
Basic and diluted average weighted shares outstanding	9,666,010	9,551,886
Basic and diluted net loss per share from continuing operations	$ (0.03)	$ (0.02)
Basic and diluted net loss per share from discontinued operations	$ (0.02)	$ 0
Basic and diluted net income (loss) per share	$ (0.03)	$ (0.02)